Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 110.4	$ 256.0
Accounts and notes receivable, net of allowances of $96.5 and $112.4, respectively	1,205.9	1,285.0
Inventories	1,130.4	1,195.1
Other current assets	366.8	361.6
Disposal Group, Including Discontinued Operation, Assets, Current	80.6	134.4
Total current assets	2,894.1	3,232.1
Property, plant and equipment, net	950.0	1,044.3
Other assets
Goodwill	4,741.9	4,860.7
Intangibles, net	1,608.1	1,749.9
Other non-current assets	436.2	390.0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	24.9	466.3
Total other assets	6,811.1	7,466.9
Total assets	10,655.2	11,743.3
Current liabilities
Current maturities of long-term debt and short-term borrowings	6.7	2.5
Accounts payable	583.1	576.9
Employee compensation and benefits	305.5	312.4
Other current liabilities	709.1	645.9
Disposal Group, Including Discontinued Operation, Liabilities, Current	35.1	72.5
Total current liabilities	1,639.5	1,610.2
Other liabilities
Long-term debt	2,997.4	2,547.9
Pension and other post-retirement compensation and benefits	322.0	320.2
Deferred tax liabilities	528.3	557.0
Other non-current liabilities	497.7	456.4
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	6.5	33.9
Total liabilities	5,991.4	5,525.6
Equity
Ordinary shares $0.01 and CHF 0.50 par value, 426.0 and 213.0 authorized, 202.4 and 213.0 issued at December 31, 2014 and December 31, 2013, respectively	2.0	113.5
Ordinary shares held in treasury, 19.9 and 15.6 shares at December 31, 2014 and December 31, 2013, respectively	(1,251.9)	(875.1)
Additional paid-in capital	4,250.0	5,071.4
Retained earnings	2,044.0	1,829.1
Accumulated other comprehensive loss	(380.3)	(43.6)
Shareholders’ equity attributable to Pentair plc	4,663.8	6,095.3
Noncontrolling interest	0	122.4
Total equity	4,663.8	6,217.7
Total liabilities and equity	$ 10,655.2	$ 11,743.3